OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - CAD ($)		9 Months Ended
	May 02, 2021	Dec. 31, 2025	Mar. 31, 2025	May 01, 2021
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Lease liability		$ 9,250	$ 28,764	$ 100,877
Undiscounted value	$ 134,766	$ 9,391
Discount rate	12.00%
Description pf lease payments	monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI